Schedule of Cash and Cash Equivalents (Details)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 384	¥ 17,574,082	$ 396	¥ 19,791,079
Bank balances	17,832,396		20,998,172
Other monetary funds	211		218
Total	$ 17,832,991		$ 20,998,786